Trade and other receivables - Additional Information (Details) - COP ($) $ in Millions	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2022
Isa
Trade and other receivables
Gross accounts receivable		$ 1,772,101		$ 2,481,530
Provision for expected losses, included in provision line for expected credit losses		368,299		475,936
Net book value of accounts receivable included in others		1,403,802		2,005,594
Ecopetrol S.A.
Trade and other receivables
Contribution from Ministry of Finance and Public Credit	$ 6,788,385	4,639,779		$ 18,262,487
Reficar
Trade and other receivables
Contribution from Ministry of Finance and Public Credit		$ 6,114,489	$ 719,834